Other Acquisitions (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	11 Months Ended	12 Months Ended	3 Months Ended
	Jan. 27, 2013	Dec. 29, 2013	Apr. 29, 2012	Jul. 29, 2012	Apr. 01, 2011
Business Acquisition [Line Items]
Business acquisition contingent consideration cash payment		$ 60
Business acquisition contingent consideration cash payment, operating activity		15
Business acquisition contingent consideration cash payment, financing activity		45
Business combination contingent consideration arrangements, settlement charge	12
P.T. Heinz ABC Indonesia [Member]
Business Acquisition [Line Items]
Noncontrolling interest, decrease from purchase of interests			10.00%
Payments to acquire additional interest in subsidiaries			54
Noncontrolling interest, ownership interest by parent			65.00%
Coniexpress Sa Industrias Alimenticias [Member]
Business Acquisition [Line Items]
Noncontrolling interest, ownership interest by parent					80.00%
Coniexpress Sa Industrias Alimenticias [Member]
Business Acquisition [Line Items]
Noncontrolling interest, decrease from purchase of interests				15.00%
Payments to acquire additional interest in subsidiaries				$ 80